CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.88	$ 1.02
Common stock issued to ESOP, shares (in shares)	20,542	4,746
Shares acquired for treasury (in shares)	82,673	3,388